TriplePoint Success Fee	12 Months Ended
Dec. 31, 2021
Triple Point Success Fee [Abstract]
TriplePoint Success Fee

25. TriplePoint success fee

Significant accounting estimates and judgements

The derivative included in the table below presents the change in fair value of a success fee payable to TriplePoint Capital LLC (“TriplePoint”), the providers of a loan repaid in 2020 (see Note 24 - “Borrowings”) upon an initial public offering of the Company or a sale of the Company. The amount of the success fee will be computed as the excess of the value per share realized in such a transaction over a strike price of $3.65 (CHF 3.65) multiplied by 6.5% of the committed loan facility of EUR 10 million translated to CHF at a rate of 1.16 and divided by the strike price of $3.65 (CHF 3.65).

Accounting Policies

In the third quarter of 2021, the Company paid the success fee payable to TriplePoint, which became due upon an IPO of the Company or a sale of the Company. The Company’s IPO in July 2021 triggered the success fee to become due. The approach used to determine the fair value of the derivative was based on a Monte Carlo simulation and accounted for as embedded derivative.

The following table presents the loss recognized by the Company on the derivative associated with the TriplePoint loan (in USD thousands):

	2021	2020	2019
As of January 1	$1,024	$557	$447
Loss on derivative	1,444	467	110
As of December 31	$2,468	$1,024	$557

Key assumptions in the valuation of the derivative in 2021 and 2020 included (in USD thousands when noted in USD):

	December 31,
	2021	2020
Equity value of the Company	N/A	$465,307
Expected time of the sale or IPO	N/A	75% - 3 years 25% - 0.75 years
Volatility	N/A	50%

If the key assumptions were varied as indicated below, the derivative would have the values set out in the table below (in USD thousands):

	December 31,
	2021	2020
Equity value of the Company +10%	N/A	1,179
Equity value of the Company -10%	N/A	864
Expected time of the IPO or sale 3 months earlier	N/A	1,039
Expected time of the IPO or sale 3 months later	N/A	1,016
Volatility +10%	N/A	1,055
Volatility -10%	N/A	993

As the derivative became payable in September 2021, the Company did not have any assumptions as of December 31, 2021 as the actual value was determined.

The Company recognized a loss of $1.4 million and a loss of $0.5 million to finance income (expense) on the Consolidated Statement of Loss for the year ended December 31, 2021 and 2020, respectively. In September 2021, the Company successfully negotiated a $0.4 million reduction of the success fee to $2.5 million from $2.9 million. The reduction resulted in a $0.4 million gain in Finance expense, net. The Company paid the $2.5 million success fee in September 2021.